Financial Instruments - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 2,198.6	$ 33.2	₨ 1,758.7
Margins in the form of cash and fixed deposit available to the bank to reimburse losses realized under guarantees	78,600.0
Loan sanction, aggregate of loans contemplated that had not yet been made	429,700.0	6,500.0	628,100.0
Unconditional cancellable commitments	1,629,800.0	24,600.0	1,001,600.0
Guarantees
Financial Instruments [Line Items]
Guarantees, contingent liability recognized in terms of FASB ASC 450	917.7		973.3
Guarantees
Financial Instruments [Line Items]
Estimated fair values of bank guarantees	₨ 1,872.5	$ 28.3	₨ 1,509.7
Minimum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	1 day
Maximum
Financial Instruments [Line Items]
Remaining tenure of guarantees outstanding	16 years 10 months 24 days